UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-05655

DWS Municipal Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2011

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2011 Semiannual Report to Shareholders

DWS Municipal Income Trust Ticker Symbol: KTF

Contents
4 Performance Summary
6 Portfolio Summary
8 Investment Portfolio
19 Statement of Assets and Liabilities
20 Statement of Operations
21 Statement of Cash Flows
22 Statement of Changes in Net Assets
23 Financial Highlights
25 Notes to Financial Statements
32 Shareholder Meeting Results
33 Dividend Reinvestment Plan
35 Additional Information
36 Privacy Statement

The fund's investment objective is to provide a high level of current income exempt from federal income tax.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any losses. Although the fund seeks income that is federally tax-free, a portion of the fund's distributions may be subject to federal, state and local taxes, including the alternative minimum tax.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2011

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for informational purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/11
DWS Municipal Income Trust	6-Month‡	1-Year	3-Year	5-Year	10-Year
Based on Net Asset Value(a)	3.11%	4.15%	8.51%	6.60%	6.93%
Based on Market Price(a)	2.18%	4.15%	10.86%	8.96%	7.43%
Barclays Capital Municipal Bond Index(b)	2.04%	3.18%	5.06%	4.78%	5.02%
Lipper General & Insured Closed-End Municipal Debt Funds (Leveraged) Category(c)	2.12%	2.74%	4.77%	3.71%	5.43%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) The Barclays Capital Municipal Bond Index is an unmanaged, unleveraged, market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

(c) The Lipper General & Insured Municipal Debt Funds (Leveraged) category includes closed-end funds that either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements. Lipper figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Lipper Inc. as falling into the General & Insured Municipal Debt Funds (leveraged) category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Lipper category.
Net Asset Value and Market Price
	As of 5/31/11	As of 11/30/10
Net Asset Value	$11.96	$12.03
Market Price	$11.94	$12.12

Prices and net asset value fluctuate and are not guaranteed.
Distribution Information
Six Months as of 5/31/11: Income Dividends (common shareholders)	$.42
May Income Dividend (common shareholders)	$.07
Current Annualized Distribution Rate (based on Net Asset Value) as of 5/31/11+	7.02%
Current Annualized Distribution Rate (based on Market Price) as of 5/31/11+	7.04%
Tax Equivalent Distribution Rate (based on Net Asset Value) as of 5/31/11+	10.80%
Tax Equivalent Distribution Rate (based on Market Price) as of 5/31/11+	10.83%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Tax equivalent distribution rate is based on the Fund's distribution rate and a marginal income tax rate of 35%. Distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — General & Insured Closed-End Municipal Debt Funds (Leveraged) Category as of 5/31/11
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	6	of	82	8
3-Year	1	of	80	2
5-Year	1	of	80	2
10-Year	5	of	59	9

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio)	5/31/11	11/30/10

Revenue Bonds	73%	70%
General Obligation Bonds	12%	14%
Lease Obligations	8%	8%
ETM/Prerefunded Bonds	7%	8%
	100%	100%

Quality	5/31/11	11/30/10

AAA	15%	15%
AA	25%	27%
A	47%	43%
BBB	11%	12%
BB	1%	3%
Not Rated	1%	—
	100%	100%

Top Five State/Territory Allocations (As a % of Investment Portfolio)	5/31/11	11/30/10

California	15%	16%
New York	14%	13%
Florida	11%	9%
Texas	10%	9%
Tennessee	6%	6%

Asset allocation, quality and top five state allocations are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.
Interest Rate Sensitivity	5/31/11	11/30/10

Effective Maturity	10.5 years	9.5 years
Effective Duration	7.8 years	8.2 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Interest rate sensitivity is subject to change.

For more complete details about the Fund's investment portfolio, see page 8. A Fact Sheet is available upon request. Please see the Additional Information section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Portfolio as of May 31, 2011 (Unaudited)
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 117.2%
Alabama 2.1%
Camden, AL, Industrial Development Board Revenue, Series B, AMT, Prerefunded, 6.375%, 12/1/2024	1,000,000	1,138,920
Huntsville, AL, Water & Sewer Revenue, AMT, 5.75%, 10/1/2011, INS: NATL	8,560,000	8,595,695
		9,734,615
Arizona 0.5%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037	1,050,000	927,969
5.5%, 12/1/2029	1,400,000	1,363,572
		2,291,541
California 23.0%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, 5.125%, 4/1/2039	5,000,000	5,064,650
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	3,587,535
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034	3,180,000	3,590,061
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, 7.2%, 8/1/2039	5,000,000	5,352,700
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	5,616,473
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp., Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	11,730,000	13,154,022
California, State General Obligation:
5.5%, 3/1/2040	1,370,000	1,407,689
6.0%, 4/1/2038	10,000,000	10,670,800
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,116,520
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2021	2,500,000	2,582,075
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	6,942,120
California, State Public Works Board, Lease Revenue, Department of General Services, Capital East End, Series A, 5.25%, 12/1/2020, INS: AMBAC	10,500,000	10,826,970
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,228,687
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,166,166
Kern, CA, High School District, Election of 2004, Series B, 5.0%, 8/1/2030, INS: AGMC	13,270,000	13,278,095
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,095,580
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	8,435,315
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	5,551,299
		107,666,757
Colorado 1.2%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,444,600
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,051,350
Colorado, Health Facilities Authority Revenue, Portercare Adventist Health System, Prerefunded, 6.5%, 11/15/2031	1,000,000	1,038,000
Colorado, Single Family Housing Revenue, Series B2, AMT, 7.25%, 10/1/2031	110,000	113,022
		5,646,972
Florida 10.9%
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	10,002,500
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	8,159,405
Series A-1, 5.375%, 10/1/2035	2,000,000	1,994,460
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,114,210
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGC	3,000,000	2,968,800
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,340,361
5.75%, 10/1/2038	5,000,000	5,017,350
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	2,662,072
Series A, 5.0%, 7/1/2040	11,895,000	11,565,865
		50,825,023
Georgia 7.5%
Atlanta, GA, Airport Revenue, Series A, 5.0%, 1/1/2035	1,030,000	1,009,688
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	6,200,127
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,074,259
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020	7,250,000	7,612,283
Series A, 5.5%, 9/15/2024	5,000,000	4,995,350
Series A, 5.5%, 9/15/2028	10,000,000	9,611,000
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,448,302
		34,951,009
Hawaii 1.6%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,085,550
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc.:
Series D, AMT, 6.15%, 1/1/2020, INS: AMBAC	2,195,000	2,197,634
6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,006,230
		7,289,414
Idaho 1.0%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,526,275
6.75%, 11/1/2037	2,135,000	2,322,688
		4,848,963
Illinois 8.1%
Chicago, IL, Airport Revenue, O'Hare International Airport:
AMT, 5.5%, 1/1/2014, INS: AMBAC	10,000,000	10,078,900
Series B, 6.0%, 1/1/2041	5,000,000	5,239,050
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,475,050
Series D, 6.5%, 11/1/2038	1,000,000	1,076,560
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	3,000,000	2,684,850
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,032,210
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	5,622,982
Illinois, Finance Authority Revenue, Roosevelt University Project, 6.5%, 4/1/2044	3,000,000	3,053,670
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	2,735,490
Illinois, Railsplitter Tobacco Settlement Authority Revenue, 6.0%, 6/1/2028	915,000	920,463
		37,919,225
Indiana 1.5%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	1,880,935
Indiana, Hospital & Healthcare Revenue, Health Facilities Authority, Prerefunded, 5.5%, 11/1/2031	5,000,000	5,160,500
		7,041,435
Iowa 0.2%
Iowa, Finance Authority Health Facilities Revenue, Great River Medical Center Project, 0.15%*, 6/1/2027, LOC: JPMorgan Chase Bank	1,100,000	1,100,000
Kentucky 2.3%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, 6.5%, 10/1/2020	1,210,000	1,218,325
Series A, 6.625%, 10/1/2028	865,000	867,872
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,123,120
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	4,522,100
		10,731,417
Louisiana 1.1%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	2,797,650
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,235,063
		5,032,713
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,213,586
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,425,315
		2,638,901
Massachusetts 2.4%
Massachusetts, Airport Revenue, U.S. Airways, Inc. Project, Series A, AMT, 5.875%, 9/1/2023, INS: NATL	5,000,000	4,386,500
Massachusetts, State Development Finance Agency Revenue, Babson College, Series A, 0.12%*, 10/1/2032, LOC: Citizens Bank	1,900,000	1,900,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston Medical Center Project, 5.25%, 7/1/2038	1,885,000	1,559,592
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,456,367
		11,302,459
Michigan 2.4%
Chippewa County, MI, Hospital & Healthcare Revenue, Chippewa County War Memorial, Series B, 5.625%, 11/1/2014	860,000	846,171
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,518,528
Series I, 6.0%, 10/15/2038	1,000,000	1,057,490
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	4,924,100
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	1,800,000	2,071,548
		11,417,837
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,239,214
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,589,294
Nevada 2.9%
County of Clark, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,111,878
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	9,686,000
		13,797,878
New Jersey 3.5%
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,090,000	991,802
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	6,250,850
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,240,008
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp., Prerefunded, 5.75%, 6/1/2032	1,300,000	1,350,297
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 6.0%, 12/15/2038	1,955,000	2,092,319
Series A, Prerefunded, 6.0%, 12/15/2038	1,045,000	1,344,016
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,782,235
New Jersey, Tobacco Settlement Financing Corp., Series 1-A, 5.0%, 6/1/2041	1,700,000	1,088,238
		16,139,765
New York 6.6%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, The College of Saint Rose, Series A, 0.17%*, 7/1/2037, INS: NATL, LOC: Bank of America NA	400,000	400,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delware Avenue LLC Project, Series A, AMT, 0.25%*, 9/1/2033, LOC: Hudson River Bank & Trust Co.	345,000	345,000
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,500,000	1,672,335
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	15,500,000	16,542,065
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	3,750,000	3,982,687
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series CC-2, 0.1%*, 6/15/2038, SPA: Bank of Nova Scotia	2,555,000	2,555,000
New York City, NY, Transitional Finance Authority, NYC Recovery, Series 3-E, 0.14%*, 11/1/2022, SPA: Landesbank Baden-Wurttemberg	4,000,000	4,000,000
Niagara Falls, NY, School District General Obligation, 5.6%, 6/15/2014, INS: AGMC	1,180,000	1,356,245
		30,853,332
North Carolina 0.9%
North Carolina, Electric Revenue, Municipal Power Agency, Series C, 5.375%, 1/1/2017	1,000,000	1,050,080
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,239,940
		4,290,020
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,451,734
Ohio 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	10,820,000	7,923,811
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,649,355
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,099,050
Series B, 5.5%, 1/1/2039	3,500,000	3,569,335
		18,241,551
Pennsylvania 2.7%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,726,061
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	6,679,890
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	2,835,964
Westmoreland County, PA, Industrial Development Authority Revenue, Health Systems, Excela Health Project, Series B, 0.18%*, 7/1/2030, LOC: PNC Bank NA	1,200,000	1,200,000
		12,441,915
Puerto Rico 4.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	3,200,000	3,124,864
Series A, 6.5%, 8/1/2044	15,000,000	15,995,100
		19,119,964
Rhode Island 0.5%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,142,140
South Carolina 2.2%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,500,750
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance, Series C, Prerefunded, 7.0%, 8/1/2030	5,420,000	6,138,172
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,585,751
		10,224,673
Tennessee 3.5%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021	2,000,000	1,994,120
Jackson, TN, Energy Authority, Water Systems Revenue, 0.18%*, 12/1/2023, LOC: US Bank NA	1,000,000	1,000,000
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,064,240
Shelby County, TN, Health, Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	7,000,000	7,511,070
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	1,814,783
		16,384,213
Texas 14.3%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	1,000,000	1,103,790
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,326,010
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	3,300,000	3,306,897
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,558,450
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	6,506,695
First Tier, 6.0%, 1/1/2043	5,000,000	5,116,700
Texas, Dallas/Fort Worth International Airport Revenue:
Series A, 5.25%, 11/1/2038	4,000,000	4,027,880
Series A, AMT, 5.875%, 11/1/2016, INS: FGIC, NATL	6,500,000	6,619,275
Texas, Industrial Development Revenue, Waste Disposal Authority, Series A, AMT, 6.1%, 8/1/2024	2,000,000	2,012,220
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.757%**, 12/15/2017	9,015,000	8,194,545
Series B, 0.907%**, 12/15/2026	1,500,000	1,096,620
Series D, 6.25%, 12/15/2026	5,000,000	5,323,450
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	1,155,000	1,181,357
5.5%, 8/1/2025	7,250,000	7,301,982
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,638,864
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	6,606,015
		66,920,750
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,530,167
Washington 2.1%
Seattle, WA, Special Assessment Revenue:
Series B, AMT, 5.5%, 9/1/2011, INS: NATL, LIQ: Safeco Insurance Company of America	1,085,000	1,088,266
Series B, AMT, 5.75%, 9/1/2013, INS: NATL, LIQ: Safeco Insurance Company of America	1,045,000	1,047,654
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	5,776,200
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, 6.75%, 11/15/2041	1,825,000	1,932,018
		9,844,138
Wisconsin 2.0%
Badge, WI, Tobacco Asset Securitization Corp., Prerefunded, 6.125%, 6/1/2027	1,700,000	1,759,517
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series A, 5.6%, 2/15/2029	5,765,000	5,764,885
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,645,501
		9,169,903
Total Municipal Bonds and Notes (Cost $516,800,302)		547,818,932

Municipal Inverse Floating Rate Notes (a) 54.0%
California 2.2%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (b)	10,000,000	10,182,058
Trust: California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-5, 144A, 13.634%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
Florida 7.2%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (b)	3,740,000	3,876,358
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (b)	3,915,000	4,057,739
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (b)	4,122,500	4,272,804
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (b)	4,317,500	4,474,913
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (b)	16,470,000	17,070,486
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.221%, 7/1/2023, Leverage Factor at purchase date: 2 to 1
		33,752,300
Massachusetts 5.2%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	19,084,685
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2037 (b)	5,000,000	5,228,681
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.572%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
		24,313,366
Nevada 6.4%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	9,723,550
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	10,209,728
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2030 (b)	9,627,878	9,909,350
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.573%, 6/1/2028, Leverage Factor at purchase date: 3 to 1
		29,842,628
New York 17.4%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	13,500,000	14,514,930
Trust: New York, State Dormitory Authority Revenue, Series 2008-1189, 144A, 9.23%, 3/15/2026, Leverage Factor at purchase date: 2 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	10,000,000	10,679,740
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.574%, 3/15/2026, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (b)	10,000,000	10,834,400
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 17.96%, 3/15/2024, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	5,655,190
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	8,422,846
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.57%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (b)	12,000,000	12,395,400
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.23%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (b)	17,560,000	18,733,886
Trust: New York City, NY, Series 2008-1190, 144A, 9.23%, 11/1/2027, Leverage Factor at purchase date: 2 to 1
		81,236,392
Pennsylvania 2.3%
Pennsylvania, State General Obligation, Second Series, 5.0%, 1/1/2025 (b)	10,000,000	10,889,100
Trust: Pennsylvania, State General Obligation, Public Transit Improvements, Series 2008-1146, 144A, 9.22%, 1/1/2025, Leverage Factor at purchase date: 2 to 1
Tennessee 7.3%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	11,557,239
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 17.955%, 1/1/2027, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	11,020,794
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 17.96%, 1/1/2026, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	11,287,018
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 17.968%, 1/1/2028, Leverage Factor at purchase date: 4 to 1
		33,865,051
Texas 2.3%
Texas, State General Obligation, Transportation Commission Mobility Fund, 5.0%, 4/1/2025 (b)	10,000,000	10,929,600
Trust: Texas, State General Obligation, Series 2008-1147, 144A, 9.22%, 4/1/2025, Leverage Factor at purchase date: 2 to 1
Virginia 3.7%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	8,915,831
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (b)	7,630,000	8,306,201
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.282%, 10/1/2027, Leverage Factor at purchase date: 2.5 to 1
		17,222,032
Total Municipal Inverse Floating Rate Notes (Cost $243,199,477)		252,232,527

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $759,999,779)+	171.2	800,051,459
Other Assets and Liabilities, Net	(28.7)	(133,945,787)
Preferred Shares, at Redemption Value	(42.5)	(198,750,000)
Net Assets Applicable to Common Shareholders	100.0	467,355,672

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of May 31, 2011.

** These securities are shown at their current rate as of May 31, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

+ The cost for federal income tax purposes was $758,071,859. At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $41,979,600. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $48,416,136 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $6,436,536.

(a) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(b) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.

AMT: Subject to alternative minimum tax.

AGC: Assured Guaranty Corp.

AGMC: Assured Guaranty Municipal Corp.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.

GTY: Guaranty Agreement

INS: Insured

LOC: Letter of Credit

LIQ: Liquidity Facility

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Municipal Investments (c)	$—	$800,051,459	$—	$800,051,459
Total	$—	$800,051,459	$—	$800,051,459

There have been no transfers between Level 1 and Level 2 fair value measurements during the six months ended May 31, 2011.

(c) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2011 (Unaudited)
Assets
Investments in non-affiliated securities, at value (cost $759,999,779)	$800,051,459
Receivable for investments sold	2,225,000
Interest receivable	12,463,807
Other assets	4,527
Total assets	814,744,793
Liabilities
Cash overdraft	972,860
Payable for investments purchased	1,100,116
Payable for floating rate notes issued	145,596,576
Distributions payable	7,154
Accrued management fee	301,061
Other accrued expenses and payables	661,354
Total liabilities	148,639,121
Remarketed preferred shares, at redemption value	198,750,000
Net assets applicable to common shareholders, at value	$467,355,672
Net Assets Applicable to Common Shareholders Consist of
Undistributed net investment income	14,948,480
Net unrealized appreciation (depreciation) on investments	40,051,680
Accumulated net realized gain (loss)	(12,892,744)
Paid-in capital	425,248,256
Net assets applicable to common shareholders, at value	$467,355,672
Net Asset Value
Net Asset Value per common share ($467,355,672 ÷ 39,088,852 outstanding shares of beneficial interest, $.01 par value, unlimited number of common shares authorized)	$11.96

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2011 (Unaudited)
Investment Income
Income: Interest	$21,175,464
Expenses: Management fee	1,773,032
Services to shareholders	40,011
Custodian fee	8,658
Professional fees	46,364
Reports to shareholders	50,070
Trustees' fees and expenses	8,735
Interest expense and fees on floating rate notes issued	665,337
Remarketing agent fee	247,702
Stock exchange listing fees	17,777
Other	34,695
Total expenses	2,892,381
Net investment income	18,283,083
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(1,299,726)
Change in net unrealized appreciation (depreciation) on investments	(3,278,422)
Net gain (loss)	(4,578,148)
Net increase (decrease) in net assets resulting from operations	$13,704,935
Distributions to Remarketed Preferred Shareholders	(253,592)
Net increase (decrease) in net assets applicable to common shareholders	$13,451,343

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2011 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations (excluding distributions to Remarketed Preferred Shareholders)	$13,704,935
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities: Purchases of long-term investments	(111,152,905)
Net amortization/accretion of premium (discount)	(80,300)
Proceeds from sales and maturities of long-term investments	119,583,842
(Increase) decrease in interest receivable	(310,178)
(Increase) decrease in other assets	(996)
(Increase) decrease in receivable for investments sold	499,825
Increase (decrease) in payable for investments and — when-issued securities purchased	(6,166,740)
Increase (decrease) in accrued expenses and payables	199,263
Change in net unrealized (appreciation) depreciation on investments	3,278,422
Net realized (gain) loss from investments	1,299,726
Cash provided (used) by operating activities	20,854,894
Cash Flows from Financing Activities
Net increase (decrease) in cash overdraft	426,138
Increase (decrease) in payable for floating rate notes issued	(5,000,000)
Distributions paid (net of reinvestment of distributions)	(16,281,032)
Cash provided (used) for financing activities	(20,854,894)
Increase (decrease) in cash	—
Cash at beginning of period	—
Cash at end of period	$—
Supplemental Disclosure of Non-Cash Financing Activities:
Reinvestment of distributions	$380,142
Interest expense and fees on floating rate notes issued	$(665,337)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2011 (Unaudited)	Year Ended November 30, 2010
Operations: Net investment income	$18,283,083	$36,542,445
Net realized gain (loss)	(1,299,726)	514,510
Change in net unrealized appreciation (depreciation)	(3,278,422)	(126,362)
Net increase (decrease) in net assets resulting from operations	13,704,935	36,930,593
Distributions to Remarketed Preferred Shareholders	(253,592)	(579,705)
Net increase (decrease) in net assets applicable to common shareholders	13,451,343	36,350,888
Distributions to common shareholders from: Net investment income	(16,411,663)	(32,760,745)
Fund share transactions: Net proceeds from shares issued to common shareholders in reinvestment of distributions	380,142	1,019,172
Net increase (decrease) in net assets from Fund share transactions	380,142	1,019,172
Increase (decrease) in net assets	(2,580,178)	4,609,315
Net assets at beginning of period applicable to common shareholders	469,935,850	465,326,535
Net assets at end of period applicable to common shareholders (including undistributed net investment income of $14,948,480 and $13,330,652, respectively)	$467,355,672	$469,935,850
Other Information
Common shares outstanding at beginning of period	39,055,581	38,973,231
Shares issued to common shareholders in reinvestment of distributions	33,271	82,350
Common shares outstanding at end of period	39,088,852	39,055,581

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/11 (Unaudited)		2010	2009	2008		2007		2006
Selected Per Share Data Applicable to Common Shareholders
Net asset value, beginning of period	$12.03		$11.94	$9.72	$11.79		$12.17		$12.14
Income (loss) from investment operations: Net investment incomea	.47		.94	1.01	.91		.85		.86
Net realized and unrealized gain (loss)	(.11)		.00 ***	2.03	(2.15)		(.38)		.03
Total from investment operations	.36		.94	3.04	(1.24)		.47		.89
Distributions to Remarketed Preferred Shareholders from net investment income (common share equivalent)	(.01)		(.01)	(.04)	(.24)		(.27)		(.24)
Net increase (decrease) in net assets from operations applicable to common shareholders	.35		.93	3.00	(1.48)		.20		.65
Less distributions applicable to common shareholders from: Net investment income	(.42)		(.84)	(.78)	(.59)		(.58)		(.62)
Reimbursement by Advisor	—		—	—	—		.00	***	—
Net asset value, end of period	$11.96		$12.03	$11.94	$9.72		$11.79		$12.17
Market price, end of period	$11.94		$12.12	$11.36	$8.26		$10.43		$10.98
Total Return
Based on net asset value (%)c	3.11	**	7.94	32.65	(12.55	)b	2.04	b,d	5.88	b
Based on market price (%)c	2.18	**	14.30	48.52	(16.00)		.06		(6.47)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	467		470	465	379		459		474
Ratio of expenses before fee reductions (%) (based on net assets of common shares, including interest expense)e,f	1.30	*	1.24	1.49	2.04		1.39		1.10
Ratio of expenses after fee reductions (%) (based on net assets of common shares, including interest expense)e,g	1.30	*	1.24	1.49	2.03		1.38		1.09
Ratio of expenses after fee reductions (%) (based on net assets of common shares, excluding interest expense)h	1.00	*	.98	1.14	1.15		1.10		1.09
Financial Highlights (continued)
			Years Ended November 30,
	Six Months Ended 5/31/11 (Unaudited)		2010	2009	2008		2007		2006
Ratio of net investment income (%) (based on net assets of common shares)	8.19	*	7.61	9.17	8.08		7.19		7.13
Ratio of net investment income (%) (based on net assets of common and remarketed preferred shares)	5.67	*	5.38	5.83	5.04		4.57		4.55
Portfolio turnover rate (%)	14	**	34	61	119		57		33
Remarketed preferred shares information at end of period: Aggregate amount outstanding ($ millions)	199		199	199	265		265		265
Asset coverage per share ($)i	16,757		16,822	16,706	12,151		13,667		13,949
Liquidation and market price per share ($)	5,000		5,000	5,000	5,000		5,000		5,000

a Based on average common shares outstanding during the period.
b Total return would have been lower had certain fees not been reduced.
c Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gains distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
d Includes a non-recurring reimbursement of $175,116 from the Advisor for a fee previously charged to the Fund. Excluding this non-recurring reimbursement, total return would have been 0.04% lower.
e Interest expense represents interest and fees on short term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.
f The ratio of expenses before fee reductions (based on net assets of common and remarketed preferred shares, including interest expense) were .90%*, .88%, .95%, 1.28%, .88% and .71% for the periods ended May 31, 2011, November 30, 2010, 2009, 2008, 2007 and 2006, respectively.
g The ratio of expenses after fee reductions (based on net assets of common and remarketed preferred shares, including interest expense) were .90%*, .88%, .95%, 1.27%, .88% and .70% for the periods ended May 31, 2011, November 30, 2010, 2009, 2008, 2007 and 2006, respectively.
h The ratio of expenses after fee reductions (based on net assets of common and remarketed preferred shares, excluding interest expense) were .69%*, .69% .72%, .72%, .70% and .70% for the periods ended May 31, 2011, November 30, 2010, 2009, 2008, 2007 and 2006, respectively.
i Asset coverage per share equals net assets of common shares plus the redemption value of the remarketed preferred shares divided by the total number of remarketed preferred shares outstanding at the end of the period.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Municipal Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Municipal debt securities are valued by independent pricing services approved by the Fund's Board, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

When Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate municipal bond into a special purpose trust (the "Trust"). In turn the Trust issues a short-term floating rate note and an inverse floater. The income stream from the underlying bond in the Trust is divided between the floating rate note and the inverse floater. The income provided by the inverse floater bears an inverse relationship with the short-term rate paid to the floating rate note holder. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond's par amount and is paid to a third party, usually a tax-exempt money market fund, at rates that generally reset weekly. The inverse floater earns all of the interest from the underlying fixed-rate bond less the amount of interest paid on the floating rate note and the expenses of the Trust. The inverse floater represents an investment in the underlying bond on a leveraged basis; the Fund bears all of the price risk of the underlying bond in the Trust and receives all the benefits from any potential appreciation of the underlying bond's value.

By holding the inverse floater, the Fund has the right to collapse the Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption "Payable for floating rate notes issued" in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the Trust are included in "Interest expense and fees on floating rate notes issued" in the Statement of Operations.

The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund's inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The Trust could be terminated outside of the Fund's control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.

The weighted average outstanding daily balance of the floating rate notes during the six months ended May 31, 2011 was approximately $149,305,000, with a weighted average interest rate of 0.89%.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At November 30, 2010, the Fund had a net tax basis capital loss carryforward of approximately $12,969,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2011 ($1,323,000), November 30, 2014 ($912,000 ), November 30, 2016 ($7,370,000), November 30, 2017 ($2,864,000 ) and November 30, 2018 ($500,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and accretion of market discount on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Remarketed Preferred Shares. The Fund has issued and outstanding 8,100 Series A, 8,025 Series B, 8,100 Series C, 8,025 Series D and 7,500 Series E remarketed preferred shares ("Remarketed Preferred Shares"), each at a liquidation value of $5,000 per share. The Remarketed Preferred Shares are senior to and have certain class specific preferences over the common shares. The dividend rate on each series of Remarketed Preferred Shares is set through a remarketing process, and the dividends are generally paid every seven days. The remarketing agent receives an annualized fee from the Fund of 0.25% times the liquidation value of the Fund's Remarketed Preferred Shares (remarketing agent fee) and is responsible for the payment of any commissions to broker-dealers participating in the remarketing process based on shares sold. Currently, the remarketing agent is the only participating broker-dealer.

For remarketing to be successful, the number of Remarketed Preferred Shares bid must meet or exceed the number of Remarketed Preferred Shares being offered for sale. Since February 2008, remarketings of the Remarketed Preferred Shares have failed. Under the terms of the Remarketed Preferred Shares designation statement, in the event of a failed remarketing, the Remarketed Preferred Shares' dividend rate adjusts to a "maximum rate." Based on current Remarketed Preferred Share ratings (AAA as of May 31, 2011), the maximum rate is 125% of the Commercial Paper Rate (generally defined as the 60-day AA/Aa commercial paper rate). The next succeeding dividend period following the remarketing failure automatically adjusts to a 7-day period, which continues until the next successful remarketing. Remarketed Preferred Shareholders may offer their shares for sale at the next scheduled remarketing, subject to the same risk that the subsequent remarketing will not attract sufficient demand for a successful remarketing to occur. Broker-dealers may also try to facilitate secondary trading in the Remarketed Preferred Shares, although such secondary trading may be limited and may only be available for shareholders willing to sell at a discount.

While prolonged remarketing failures have affected the liquidity for the Remarketed Preferred Shares, a failed remarketing does not represent a default on or loss of capital of, the Fund's Remarketed Preferred Shares and the Remarketed Preferred Shareholders have continued to receive dividends at the previously defined "maximum rate." As of May 31, 2011, the Remarketed Preferred Shares of the Fund continue to be AAA-rated by the respective rating agencies. Prolonged remarketing failures may increase the cost of leverage to the Fund.

During the six months ended May 31, 2011, the dividend rates ranged from 0.163% to 0.313% for Series A, 0.163% to 0.313% for Series B, 0.163% to 0.313% for Series C, 0.163% to 0.313% for Series D and 0.163% to 0.300% for Series E. The 1940 Act requires that the Remarketed Preferred Shareholders of the Fund, voting as a separate class, have the right to: a) elect at least two trustees at all times, and b) elect a majority of the trustees at any time when dividends on the Remarketed Preferred Shares are unpaid for two full years. Unless otherwise required by law or under the terms of the Remarketed Preferred Shares designation statement, each Remarketed Preferred Shareholder is entitled to one vote and Remarketed Preferred Shareholders will vote together with common shareholders as a single class and have the same voting rights.

Leverage involves risks and special considerations for the Fund's common stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's common shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates will reduce the return to common stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's common shares. Changes in the value of the Fund's portfolio will be borne entirely by the common stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem Remarketed Preferred Shares to comply with asset coverage or other restrictions imposed by the rating agencies that rate the Remarketed Preferred Shares. The Fund is subject to certain restrictions on its investments imposed by guidelines of the rating agencies. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. There is no assurance that the Fund's leveraging strategy will be successful.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash overdraft at the Fund's custodian bank at May 31, 2011.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Purchases and Sales of Securities

During the six months ended May 31, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $111,152,905 and $119,583,842, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The management fee payable under the Investment Management Agreement is equal to an annualized rate of 0.55% of the Fund's average weekly net assets, computed and accrued daily and payable monthly. Average weekly net assets, for purposes of determining the management fee, means the average weekly value of the total assets of the Fund, minus the sum of accrued liabilities of the Fund (other than the liquidation value of the Remarketed Preferred Shares).

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2011, the amount charged to the Fund by DISC aggregated $24,236, of which is $15,986 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $6,613, of which $6,270 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Other Related Parties. Deutsche Bank Trust Company Americas, an affiliate of the Advisor, charges an administration fee for the remarketed preferred shares. For the six months ended May 31, 2011, the amount charged to the Fund by Deutsche Bank Trust Company Americas included in the Statement of Operations under "other" aggregated $12,497, all of which is unpaid.

D. Share Repurchases

The Fund is authorized to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2011, the Fund did not repurchase shares.

Shareholder Meeting Results (Unaudited)

The Annual Meeting of Shareholders (the "Meeting") of DWS Municipal Income Trust (the "Fund") was held on June 3, 2011 at the offices of Deutsche Investment Management Americas Inc., 24th Floor, 345 Park Avenue, New York, New York 10154. At the close of business on April 8, 2011, the record date for the determination of shareholders entitled to vote at the Meeting, there were issued and outstanding 39,088,852 common shares and 39,750 preferred shares, each share being entitled to one vote, constituting all of the Fund's outstanding voting securities. At the Meeting, the holders of 34,694,176 common shares and 39,460 preferred shares were represented in person or by proxy, constituting a quorum. The following matter was voted upon by the shareholders (the resulting votes are presented below).

1. Election of Trustees — Class III — Common and Preferred Shareholders voting together
	Number of Votes:
	For	Withheld
John W. Ballantine	33,610,946	1,083,230
Kenneth C. Froewiss	33,670,476	1,023,700
Rebecca W. Rimel	33,617,860	1,076,316

Election of Trustees — Preferred Shareholders only
	Number of Votes:
	For	Withheld
Keith R. Fox	39,445	15
Robert H. Wadsworth	39,445	15

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date. If Shares are issued at a discount to the price at market on the Record Date, shareholders are treated for federal income tax purposes as having received a taxable distribution equal to the fair market value of the shares. In effect, the discount from market price is added to the amount of the distribution. Such amount is considered taxable income and is added to the cost basis of the issued Shares.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan can be expected to be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
NYSE Symbol	KTF

CUSIP Numbers	Common Shares	23338M 106
	Series A (Preferred Shares)	23338M 205
	Series B (Preferred Shares)	23338M 304
	Series C (Preferred Shares)	23338M 403
	Series D (Preferred Shares)	23338M 502
	Series E (Preferred Shares)	23338M 601

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	0	n/a	n/a	n/a
January 1 through January 31	0	n/a	n/a	n/a
February 1 through February 28	0	n/a	n/a	n/a
March 1 through March 31	0	n/a	n/a	n/a
April 1 through April 30	0	n/a	n/a	n/a
May 1 through May 31	0	n/a	n/a	n/a
Total	0	n/a	n/a	n/a
The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Municipal Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 27, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 27, 2011